Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Incentive Distributions
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

Schedule of Net Income Per Common Unit

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Limited partners' interest in net income for basic net income per common unit	2,615	19,586	134,977
Weighted average number of common units	79,672,435	79,617,778	79,568,352
Dilutive effect of unit-based compensation	169,893	173,263	103,506
Common units and common unit equivalents	79,842,328	79,791,041	79,671,858
Limited partner's interest in net income per common unit:
Basic	0.03	0.25	1.70
Diluted	0.03	0.25	1.69

Issuances of Common Units
The following table summarizes the issuances of common and preferred units over the three years ended December 31, 2018:

Date	Units Issued	Type of Units	Offering Price per Unit	Gross Proceeds(i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
October 2016 Public Offering 2016(iii)	5,000,000	Preferred	$25.00	125,000	120,707	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments
October 2017 Public Offering (iv)	6,800,000	Preferred	$25.00	170,000	164,411	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect general partner interest relating to common unit offerings.

(iii)
On October 5, 2016, the Partnership issued Series A Preferred Units having a distribution rate of 9.0% per annum of the stated liquidation preference of $25.00 per unit. At any time on or after October 5, 2021, the Partnership may redeem the Series A Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions to the date of redemption, whether or not declared.

(iv)
On October 23, 2017, the Partnership issued Series B Preferred Units having a distribution rate of 8.5% per annum of the stated liquidation preference of $25.00 per unit up to October 15, 2027, at which point the rate moves to a floating rate equal to three-month LIBOR plus a margin of 6.241%. At any time on or after October 15, 2027, the Partnership may redeem the Series B Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.